united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 04/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

Princeton Adaptive Premium Fund
Class A Shares: PAPAX
Class I Shares: PAPIX

Semi-Annual Report
October 31, 2023

www.PrincetonAdaptivePremiumFund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Princeton Adaptive Premium Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

The Fund’s performance figures* for the period ended October 31, 2023, as compared to its benchmarks:

			Since Inception** -
	Six Months	One Year	October 31, 2023
Princeton Adaptive Premium Fund Class A	2.81%	4.80%	4.81%
Princeton Adaptive Premium Fund Class A with load	(3.05)%	(1.19)%	(0.66)%
Princeton Adaptive Premium Fund Class I	3.51%	5.72%	5.64%
S&P 500 Total Return Index	1.39%	10.14%	14.06%
Bloomberg U.S. Aggregate Bond Index	(6.13)%	0.36%	(1.75)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment fluctuates so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s return would have been lower had the advisor not waived fees and reimbursed expenses. The Fund’s total annual operating expenses before any fee waiver are 88.13% for Class A shares and 87.88% for Class I shares per the August 28, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.62% for Class A and 2.37% for Class I shares per the August 28, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date for the Fund is September 23, 2022.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. Investors may not invest in the index directly.

Holdings by Asset Class as of October 31, 2023	% of Net Assets
U.S. Government & Agencies	91.1%
Short Term Investment	3.6%
Put Options Purchased	0.1%
Other Assets In Excess Of Liabilities ***	5.2%
100.0%

***	Includes derivative exposure.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal
Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 91.1%
	U.S. TREASURY BILLS — 91.1%
100,000	United States Treasury Bill(a)			2.6700	11/02/23	$99,985
100,000	United States Treasury Bill(a)(d)			5.2912	11/09/23	99,883
100,000	United States Treasury Bill(a) (d)			5.2903	11/16/23	99,781
200,000	United States Treasury Bill(a) (d)			5.3192	11/24/23	199,325
100,000	United States Treasury Bill(a)(d)			5.3528	11/30/23	99,575
100,000	United States Treasury Bill(a) (d)			5.3281	12/07/23	99,473
75,000	United States Treasury Bill(a) (d)			5.3274	12/14/23	74,526
100,000	United States Treasury Bill(a) (d)			5.3455	12/21/23	99,264
100,000	United States Treasury Bill(a) (d)			5.3525	12/28/23	99,159
100,000	United States Treasury Bill(a) (d)			5.3377	01/04/24	99,059
100,000	United States Treasury Bill(a) (d)			5.3509	01/11/24	98,957
200,000	United States Treasury Bill(a) (d)			5.3566	01/18/24	197,702
175,000	United States Treasury Bill(a)			5.3900	01/25/24	172,807
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,539,459)					1,539,496

Shares						Fair Value
	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
61,502	Dreyfus Government Cash Management, Class I, 5.23% (Cost $61,502)(b)					61,502

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
17	S&P 500 INDEX	IB	11/02/2023	$3,550	$7,129,460	$170
2	S&P 500 INDEX	IB	11/02/2023	3,675	838,760	20
8	S&P 500 INDEX	IB	11/02/2023	3,700	3,355,040	80
34	S&P 500 INDEX	IB	11/03/2023	3,450	14,258,920	340
51	S&P 500 INDEX	IB	11/03/2023	3,500	21,388,380	510
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,111)					1,120

	TOTAL INDEX OPTIONS PURCHASED (Cost - $6,111)					1,120

	TOTAL INVESTMENTS - 94.8% (Cost $1,607,072)					$1,602,118
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $8,254)					(1,722)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%					88,670
	NET ASSETS - 100.0%					$1,689,066

See accompanying notes to financial statements.

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2023

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS – (0.1)%
	PUT OPTIONS WRITTEN – (0.1)%
17	S&P 500 INDEX	IB	11/02/2023	$3,650	$7,129,460	$170
2	S&P 500 INDEX	IB	11/02/2023	3,775	838,760	30
8	S&P 500 INDEX	IB	11/02/2023	3,800	3,355,040	120
34	S&P 500 INDEX	IB	11/03/2023	3,550	14,258,920	510
51	S&P 500 INDEX	IB	11/03/2023	3,600	21,388,380	892
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $8,254)					1,722

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $8,254)					$1,722

IB	Interactive Brokers

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,266,692.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2023

ASSETS
Investment securities:
At cost	$1,607,072
At fair value	$1,602,118
Due from broker	30,160
Due from advisor	36,808
Interest receivable	728
Prepaid expenses and other assets	38,769
TOTAL ASSETS	1,708,583

LIABILITIES
Payable to related parties	9,313
Options written, at fair value (proceeds received $8,254)	1,722
Payable for securities purchased	15
Accrued expenses and other liabilities	8,467
TOTAL LIABILITIES	19,517
NET ASSETS	$1,689,066

Net Assets Consist Of:
Paid in capital	$1,647,868
Accumulated earnings	41,198
NET ASSETS	$1,689,066

Net Asset Value Per Share:
Class A Shares:
Net Assets	$105
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.26	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$10.89

Class I Shares:
Net Assets	$1,688,961
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	163,195
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.35

(a)	On investments of $25,000 or more, the offering price is reduced.

(b)	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME
Interest	$37,411
TOTAL INVESTMENT INCOME	37,411

EXPENSES
Accounting services fees	17,268
Registration fees	15,097
Legal fees	14,098
Audit and tax fees	12,031
Investment advisory fees	11,254
Broker fees	10,660
Administrative services fees	8,498
Trustees fees and expenses	8,041
Printing and postage expenses	6,101
Transfer agent fees	4,351
Custodian fees	2,512
Interest expense	678
Insurance expense	184
Third party administrative servicing fees	48
Other expenses	3,283
TOTAL EXPENSES	114,104

Less: Fees waived/reimbursed	(91,492)
NET EXPENSES	22,612
NET INVESTMENT INCOME	14,799

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from :
Investments	(108,523)
Options Written	144,000
Net realized gain	35,477
Net change in unrealized appreciation (depreciation) on:
Investments	(4,025)
Options Written	5,870
Net change in appreciation	1,845
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,121

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2023	Period Ended
	(Unaudited)	April 30, 2023 *
FROM OPERATIONS
Net investment income	$14,799	$2,285
Net realized gain from investments and options written	35,477	4,610
Net change in unrealized appreciation (depreciation) of investments and options written	1,845	(267)
Net increase in net assets resulting from operations	52,121	6,628

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1)	(2)
Class I	(14,692)	(2,856)
Net decrease in net assets from distributions to shareholders	(14,693)	(2,858)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	100
Class I	438,677	1,303,970
Net asset value of shares issued in reinvestment of distributions:
Class A	1	2
Class I	2,960	2,242
Payments for shares redeemed:
Class I	—	(100,084)
Net increase in net assets from shares of beneficial interest	441,638	1,206,230

TOTAL INCREASE IN NET ASSETS	479,066	1,210,000

NET ASSETS
Beginning of Period	1,210,000	—
End of Period	$1,689,066	$1,210,000

SHARE ACTIVITY
Class A:
Shares Sold	—	10
Shares Reinvested	— **	— **
Net increase in shares of beneficial interest outstanding	— **	10

Class I:
Shares Sold	43,091	129,499
Shares Reinvested	290	224
Shares Redeemed	—	(9,909)
Net increase in shares of beneficial interest outstanding	43,381	119,814

*	The Princeton Adaptive Premium Fund commenced operations on September 23, 2022.

**	Amount rounds to less than one share.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2023		Period Ended
Class A	(Unaudited)		April 30, 2023 (1)
Net asset value, beginning of period	$10.08		$10.00

Activity from investment operations:
Net investment income (2)	0.03		0.06
Net realized and unrealized gain on investments and options written	0.25		0.18
Total from investment operations	0.28		0.24

Less distributions from:
Net investment income	(0.10)		(0.11)
Net realized gains	—		(0.05)
Total distributions	(0.10)		(0.16)

Net asset value, end of period	$10.26		$10.08
Total return (3)	2.81	% (6)	2.44	% (6)
Net assets, at end of period (9)	$105		$103

Ratio of gross expenses to average net assets (4)(5)	15.43	% (8)	88.13	% (7)
Ratio of net expenses to average net assets (5)	3.26	% (8)	2.62	% (7)
Ratio of net investment income to average net assets (5)	0.61%		1.15%
Portfolio Turnover Rate	0	% (6)	0	% (6)

(1)	The Princeton Adaptive Premium Fund Class A shares commenced operations on September 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes 0.87% for the period ended April 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Includes 1.51% for the six months ended October 31, 2023 attributed to margin expense on short sales and line of credit expense which are not subject to waiver by the Advisor.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2023		Period Ended
Class I	(Unaudited)		April 30, 2023 (1)
Net asset value, beginning of period	$10.10		$10.00

Activity from investment operations:
Net investment income (2)	0.10		0.09
Net realized and unrealized gain on investments and options written	0.25		0.17
Total from investment operations	0.35		0.26

Less distributions from:
Net investment income	(0.10)		(0.11)
Net realized gains	—		(0.05)
Total distributions	(0.10)		(0.16)

Net asset value, end of period	$10.35		$10.10
Total return (3)	3.51	% (6)	2.65	% (6)
Net assets, at end of period (000s)	$1,689		$1,210

Ratio of gross expenses to average net assets (4)(5)	15.18	% (8)	87.88	% (7)
Ratio of net expenses to average net assets (5)	3.01	% (8)	2.37	% (7)
Ratio of net investment income to average net assets (5)	1.97%		1.41%
Portfolio Turnover Rate	0	% (6)	0	% (6)

(1)	The Princeton Adaptive Premium Fund Class I shares commenced operations on September 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes 0.87% for the period ended April 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Includes 1.51% for the six months ended October 31, 2023 attributed to margin expense on short sales and line of credit expense which are not subject to waiver by the Advisor.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2023

1.	ORGANIZATION

The Princeton Adaptive Premium Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation and income. The Fund commenced operations on September 23, 2022.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which may be waived at Princeton Fund Advisors, LLC, (the “Advisor”) discretion. Class C shares are not available for purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost, which approximately fair value.

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has designated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. When the Fund purchases or sells an option, an amount equal to the premium paid or received by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund utilizes a premium collection strategy involving sale or purchase of put options on the S&P 500 Index and investing in fixed income securities. Under normal market conditions, the advisor intends to allocate between 30% to 100% of the Fund’s net assets to the premium collection strategy at any given time. The advisor utilizes quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is typically done at a price that the advisor believes have a 99.5% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing market data such as real and/or implied volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts, and the current value of the S&P 500 Index to determine the probability an option will expire worthless. The trades for the Fund are put spreads because an offsetting position is taken for each option contract. Accordingly, the potential risk of the Fund’s put option positions is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time the Fund opens the position until the options expire. The advisor will seek to further mitigate risk and maximize Fund profits by continuing its proprietary quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 85% or higher), 2) it determines it can close the trade for minimum cost, or 3) it can close the trade early and achieve the target profit objective for such trade.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of October 31, 2023, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended October 31, 2023:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Options purchased	Equity	Investment securities: at fair value	$1,120
Options written	Equity	Options written, at fair value	(1,722)

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended October 31, 2023:

Derivative Investment Type	Location of Gain/Loss on Derivative
Option purchased	Net realized gain (loss) from Investments
Net change in unrealized appreciation (depreciation) on Investments
Options Written	Net realized gain (loss) from Options Written
Net change in unrealized appreciation (depreciation) on Options Written

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended October 31, 2023:

		Realized gain
	Primary Risk	(loss) on options	Change in unrealized appreciation
Derivative Investment Type	Exposure	contracts	(depreciation) on options contracts
Options Purchased	Equity	$(108,489)	$(3,958)
Options Written	Equity	144,000	5,870

There were no offsetting arrangements as of October 31, 2023.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. Investments valued using NAV as a practical expedient are excluded from the fair value hierarchy.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$—	$1,539,496	$—	$1,539,496
Put Options Purchased	1,120	—	—	1,120
Short Term Investment	61,502	—	—	61,502
Total	$62,622	$1,539,496	$—	$1,602,118
Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	1,722	—	—	1,722
Total	$1,722	$—	$—	$1,722

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In accordance with its investment objectives the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security decreases as the dollar appreciates against the currency, while the U.S. dollar value increases as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates tends to reduce the market value of already issued fixed-income investments, and a decline in general interest rates tends to increase their value. In addition, debt securities with longer maturities, which tend

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate- related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Options Risk – Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the advisor’s Spread Traded options strategy will be effective or that suitable transactions will be available. The Fund’s Spread Traded option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between either the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the Spread Traded option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and National Futures Association fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s April 30, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits may change materially in the next six months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 2, 2022, the Fund entered into a revolving, uncommitted $170,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 31, 2023. Effective August 1, 2023, the Fund entered into an amended and restated agreement, dated August 1, 2023, with a $160,000,000 line of credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 29, 2024. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

ended April 30, 2023 through October 31, 2023, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $160,000,000.

For the six months ended October 31, 2023, the interest expense was $678 for the Fund. There was an outstanding balance of $0 as of October 31, 2023. The Fund did not draw on the line of credit for the period May 1, 2023 through October 31, 2023.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment Advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended October 31, 2023, the Fund incurred advisory fees of $11,254 of which $0 is payable at October 31, 2023.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses; such as litigation expenses (which may include indemnification of Fund officers and Trustees), and contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.75% and 1.50% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the six months ended October 31, 2023 the Advisor waived fees and reimbursed expenses in the amount of $91,492 pursuant to the Waiver Agreement.

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Advisor by the following dates:

4/30/2026
$139,002

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2023, the Fund’s Class A shares incurred $0 in fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended October 31, 2023, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended April 30, 2023 was as follows:

Fiscal Year Ended
April 30, 2023
Ordinary Income	$2,429
Long-Term Capital Gain	429
Return of Capital	—
$2,858

As of April 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$1,546	$2,120	$—	$—	$—	$104	$3,770

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on mark-to-market on 1256 option contracts.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of October 31, 2023, the shareholders listed below held more than 25% of the Fund and may be deemed to control the Fund.

% of Outstanding Shares
National Financial Services LLC	86.9%

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$1,605,086	$39	$(4,729)	$(4,690)

Princeton Adaptive Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

8.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Princeton Adaptive Premium Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2023

As a shareholder of the Princeton Adaptive Premium Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Adaptive Premium Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Adaptive Premium Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Net Expense Ratio
	Account Value	Account Value	During Period*	During Period **
Actual	5/1/2023	10/31/2023	5/1/23 - 10/31/23	5/1/23 - 10/31/23
Class A	$1,000.00	$1,028.10	$18.32	3.26%
Class I	1,000.00	1,035.10	15.60	3.01%

	Beginning	Ending	Expenses Paid	Net Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period **
(5% return before expenses)	5/1/2023	10/31/2023	5/1/23 - 10/31/23	5/1/23 - 10/31/23
Class A	$1,000.00	$1,007.07	$18.13	3.26%
Class I	1,000.00	1,009.80	15.41	3.01%

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period and is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Princeton Adaptive Premium Fund
Additional Information (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1580 Lincoln Street, Suite 680

Denver, CO 80203

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

PRINCEADAP-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/8/2024

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/8/2024